Real estate properties held for lease, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real estate properties held for lease, net
Total costs	$ 370,036,800	$ 393,821,174
Accumulated depreciation	(63,721,916)	(71,269,173)
Real estate properties held for lease, net	306,314,884	322,552,001	$ 373,467,867
Depreciation expense	$ 10,761,325	11,227,812
Minimum
Real estate properties held for lease, net
Remaining lease periods	25 days
Maximum
Real estate properties held for lease, net
Remaining lease periods	20 years
Pledged as collateral
Real estate properties held for lease, net
Real estate properties held for lease, net	$ 252,517,455	278,724,872
Elementary schools
Real estate properties held for lease, net
Total costs	2,967,119	3,011,399
Basement parking
Real estate properties held for lease, net
Total costs	6,363,235	6,458,198
Kindergartens
Real estate properties held for lease, net
Total costs	1,925,240	4,104,942
Parking Facilities
Real estate properties held for lease, net
Total costs	53,653,397	55,336,381
Clubhouses
Real estate properties held for lease, net
Total costs	6,451,013	7,570,605
Shopping mall
Real estate properties held for lease, net
Total costs	260,529,484	267,753,895
Equipment acquired under finance lease, gross	0	0
Residential properties
Real estate properties held for lease, net
Total costs	$ 38,147,312	$ 49,585,754